SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	$ 148	$ 190	$ 150	$ 119
Deferred Income Tax Expense Benefit	(26)	(33)	100	(8)
Income Tax Expense (Benefit)	$ 122	$ 157	$ 250	$ 111
Effective tax rate	4.60%	4.60%	88.70%	17.60%
Foreign Tax Jurisdiction, Other [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit
Deferred Income Tax Expense Benefit
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	$ 148
Deferred Income Tax Expense Benefit	(26)
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit
Deferred Income Tax Expense Benefit
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit		190	150	119
Deferred Income Tax Expense Benefit		$ (33)	$ 100	$ (8)